Information by business segment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of segments results and reconciliation to income before income tax

					2025
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,569,883	2,057,071	(669,298)	44,399	3,002,055
Cost of sales	(938,273)	(1,975,060)	669,298	(45,124)	(2,289,159)
Gross profit	631,610	82,011	-	(725)	712,896

Selling, general and administrative	(73,365)	(72,158)	-	71	(145,452)
Mineral exploration and project evaluation	(75,804)	(6,561)	-	670	(81,696)
Impairment reversal of long-lived assets	91,706	-	-	-	91,706
Other income and expenses, net	(87,752)	11,859	-	(3,590)	(79,483)
Operating (loss) income	486,395	15,151	-	(3,574)	497,971

Depreciation and amortization	189,670	95,497	-	3,829	288,996
Miscellaneous adjustments	(17,771)	2,683	-	-	(15,088)
Adjusted EBITDA	658,292	113,332	-	255	771,879
Changes in fair value of offtake agreement - note 16 (e) / (i)					(44,243)
Impairment reversal of long-lived assets - note 31					91,706
Loss on sale of property, plant and equipment					(1,649)
Asset retirement obligations remeasurement estimate – note 27 (a)					(7,710)
Change in fair value of energy forward contracts - note 16 (d) / (ii)					9,608
Reversal of other restoration obligations – note 27 (a) / (iii)					8,112
Divestment and restructuring gains					7,736
Dividends received in cash – note 30 (g) / (v)					(23,835)
Remeasurement adjustment of streaming agreement – note 29 / (iv)					(24,637)
Miscellaneous adjustments					15,088
Depreciation and amortization					(288,996)
Share in results of associates					21,143
Net financial results					(187,365)
Income before income tax					331,749

					2024
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,349,666	1,997,341	(604,034)	23,508	2,766,481
Cost of sales	(1,011,742)	(1,799,773)	604,034	(20,929)	(2,228,410)
Gross profit	337,924	197,568	-	2,579	538,071

Selling, general and administrative	(66,307)	(57,197)	-	(3,824)	(127,328)
Mineral exploration and project evaluation	(60,939)	(7,887)	-	850	(67,976)
Impairment loss of long-lived assets	(32,870)	-	-	-	(32,870)
Other income and expenses, net	(41,714)	7,984	-	219	(33,511)
Operating (loss) income	136,094	140,468	-	(176)	276,386

Depreciation and amortization	243,111	86,458	-	629	330,198
Miscellaneous adjustments	84,866	22,630	-	-	107,496
Adjusted EBITDA	464,071	249,556	-	453	714,080
Changes in fair value of offtake agreement - note 16 (e) / (i)					(102)
Impairment loss of long-lived assets - note 31					(32,870)
Impairment of other assets					(307)
Aripuanã ramp-up impacts					(25,158)
Loss on sale and write-off of property, plant and equipment					(16,183)
Asset retirement obligations remeasurement estimate - note 27 (a)					5,310
Remeasurement adjustment of streaming agreement (iv)					(21,084)
Change in fair value of energy forward contracts - note 16 (d) / (ii)					81
Other restoration obligations - note 27 (a) / (iii)					(1,026)
Divestment and restructuring					9,028
Dividends received in cash – (v)					(25,185)
Miscellaneous adjustments					(107,496)
Depreciation and amortization					(330,198)
Share in results of associates					21,223
Net financial results					(369,460)
Loss before income tax					(71,851)

					2023
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,090,276	1,946,661	(468,250)	4,546	2,573,233
Cost of sales	(1,026,178)	(1,726,271)	468,250	9,842	(2,274,357)
Gross profit	64,098	220,390	-	14,388	298,876

Selling, general and administrative	(61,690)	(61,097)	-	(3,812)	(126,599)
Mineral exploration and project evaluation	(90,238)	(9,374)	-	-	(99,612)
Impairment loss of long-lived assets	(109,347)	(5,296)	-	-	(114,643)
Other income and expenses, net	(67,876)	(26,412)	-	(16,296)	(110,584)
Operating (loss) income	(265,053)	118,211	-	(5,720)	(152,562)

Depreciation and amortization	229,153	80,471	-	851	310,475
Miscellaneous adjustments	196,529	51,599	-	-	248,128
Adjusted EBITDA	160,629	250,281	-	(4,869)	406,041
Changes in fair value of offtake agreement (i)					2,268
Impairment loss of long-lived assets					(114,643)
Aripuanã ramp-up impacts					(15,494)
Loss on sale and write-off of property, plant and equipment					(3,734)
Asset retirement obligations remeasurement estimate					3,125
Remeasurement adjustment of streaming agreement (iv)					(10,121)
Change in fair value of energy forward contracts (ii)					(15,663)
Tax voluntary disclosure – VAT matters					(86,906)
Other restoration obligations (iii)					(6,960)
Miscellaneous adjustments					(248,128)
Depreciation and amortization					(310,475)
Share in results of associates					23,536
Net financial results					(167,058)
Loss before income tax					(296,084)

(i) This amount represents the change in the fair value of the offtake agreement described in note 16 (e), which is being measured at Fair value through profit and loss (“FVTPL”). This change in fair value is a non-cash item and has not been considered in the Company’s Adjusted EBITDA calculation.

(ii) This amount corresponds to the change in fair value and any adjustment of the energy surplus arising from electric energy purchase contracts of NEXA’s subsidiary, Pollarix and Nexa Energy Comercializadora de Energia Ltda, as disclosed in note 16 (d). This change in fair value is a non-cash item and has been excluded from the Company’s Adjusted EBITDA calculation.

(iii) During the years of 2023 and 2025, changes were recognized in the provision related to estimated costs of additional obligations associated with five (5) inactive industrial waste containment structures in Brazil, which have remained non-operational for more than 20 years and do not contain mining tailings, water, or liquid waste, as disclosed in Note 27(a). In 2025, following the completion of an engineering study, the competent environmental authority confirmed the classification of these structures as dry stacks and the absence of any remediation requirement, resulting in the reversal of the related provision. As these structures did not contribute to the Company’s operating performance, the effects of these movements were excluded from the calculation of Adjusted EBITDA.

(iv) Annual remeasurement adjustment of the Company’s silver streaming revenues given the changes in long-term prices and in the mine plan for the Cerro Lindo mining unit.

(v) Refers to dividends received from associate company Campos Novos Energia S.A – Enercan, an entity focused on electric energy generation. As the purpose of Nexa’s investment in Enercan is to secure long-term energy supply for its operations in Brazil, the chief operating decision maker (CODM) considers Nexa’s energy costs for a given period together with dividends received from Enercan during such period. Nexa recognized its share of the assets, liabilities, revenues and expenses for its interest in Enercan until November 2022, when it ceased to be a jointly controlled operation. Beginning in 2024, Nexa includes these dividends in its segment Adjusted EBITDA, as the CODM considers them jointly with Nexa’s energy costs.